Unit Options Activity (Detail) (Unit Options, USD $)	12 Months Ended
Dec. 31, 2011 Year
Unit Options
Unit Options Activity [Roll Forward]
Outstanding, beginning (in units)	1,720,393
Exercised (in units)	(310,400)
Outstanding, ending (in units)	1,409,993
Exercisable (in units)	1,282,526
Weighted Average Exercise Price Per Unit [Abstract]
Outstanding, beginning (in dollars per unit)	$ 22.48
Exercised (in dollars per unit)	$ 23.99
Outstanding, ending (in dollars per unit)	$ 22.14
Exercisable (in dollars per unit)	$ 22.76
Weighted Average Grant Date Fair Value Per Unit [Abstract]
Outstanding, beginning (in dollars per unit)	$ 3.05
Exercised (in dollars per unit)	$ 3.83
Outstanding, ending (in dollars per unit)	$ 2.87
Exercisable (in dollars per unit)	$ 3.11
Weighted Average Remaining Contractual Life in Years [Abstract]
Outstanding, beginning (in years)	6.71
Outstanding, ending (in years)	5.83
Exercisable (in years)	5.70